Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Sep. 05, 2025
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock par value		$ 0.0001
Common stock shares, issued		1	0
Common stock shares outstanding		1
Common Class A [Member]
Common stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares, issued	47,312,582	769,721
Common stock shares outstanding	47,312,582	769,721
Common Class B [Member]
Common stock shares authorized	200,000,000	200,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares, issued	29,533,018	29,533,018
Common stock shares outstanding	29,533,018	29,533,018